Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

May 31, 2020

PHR-QTLY-0720
1.802187.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Biotechnology - 17.2%
Biotechnology - 17.2%
Acceleron Pharma, Inc. (a)	130,300	$12,877,549
Akeso, Inc.	1,805,000	5,375,531
Amgen, Inc.	146,700	33,696,990
Argenx SE (a)	25,200	5,423,017
Ascendis Pharma A/S sponsored ADR (a)	51,300	7,463,637
Athenex, Inc. (a)(b)	166,800	1,813,116
BioNTech SE ADR (a)	96,948	4,801,834
Blueprint Medicines Corp. (a)	48,700	3,172,318
Cytokinetics, Inc. (a)	59,700	1,236,387
Galapagos Genomics NV sponsored ADR (a)	36,900	7,482,582
Global Blood Therapeutics, Inc. (a)(b)	188,600	13,186,912
Immunomedics, Inc. (a)	107,000	3,594,130
Innovent Biologics, Inc. (a)(c)	920,000	5,052,160
Kalvista Pharmaceuticals, Inc. (a)	99,000	1,113,750
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	731,151
Magenta Therapeutics, Inc. (a)	97,400	861,016
Mirati Therapeutics, Inc. (a)	37,800	3,749,382
Moderna, Inc. (a)	111,900	6,881,850
Momenta Pharmaceuticals, Inc. (a)	122,372	3,852,271
Olivo Labs (a)(d)(e)	6,851	0
PTC Therapeutics, Inc. (a)	201,200	10,202,852
Sarepta Therapeutics, Inc. (a)	51,841	7,893,829
Seattle Genetics, Inc. (a)	39,400	6,194,074
Translate Bio, Inc. (a)(b)	203,700	4,220,664
uniQure B.V. (a)	48,900	3,284,124
Xencor, Inc. (a)	49,568	1,499,432
		155,660,558
Health Care Equipment & Supplies - 1.5%
Health Care Equipment - 1.5%
Becton, Dickinson & Co.	31,700	7,827,681
Boston Scientific Corp. (a)	149,600	5,683,304
		13,510,985
Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	9	702
Bruker Corp.	117,100	5,068,088
		5,068,790
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	35,404
Pharmaceuticals - 77.1%
Pharmaceuticals - 77.1%
Arvinas Holding Co. LLC (a)	113,300	3,769,491
Astellas Pharma, Inc.	601,900	10,754,714
AstraZeneca PLC sponsored ADR	1,969,600	107,540,160
Axsome Therapeutics, Inc. (a)(b)	43,400	3,340,932
Bausch Health Cos., Inc. (Canada) (a)	647,600	11,928,050
Bristol-Myers Squibb Co.	1,075,980	64,257,526
Catalent, Inc. (a)	75,400	5,860,842
Elanco Animal Health, Inc. (a)	225,100	4,819,391
Eli Lilly & Co.	348,361	53,281,815
GlaxoSmithKline PLC sponsored ADR	649,600	27,231,232
Horizon Pharma PLC (a)	341,800	17,339,514
Johnson & Johnson	469,350	69,815,813
Merck & Co., Inc.	536,036	43,268,826
MyoKardia, Inc. (a)	13,865	1,418,251
Nektar Therapeutics (a)(b)	368,233	7,990,656
Novartis AG sponsored ADR	459,296	40,156,249
Novo Nordisk A/S Series B sponsored ADR	78,200	5,156,508
Perrigo Co. PLC	282,700	15,483,479
Reata Pharmaceuticals, Inc. (a)(b)	55,300	8,036,196
Richter Gedeon PLC	157,700	3,434,525
Roche Holding AG (participation certificate)	174,526	60,581,775
Sanofi SA sponsored ADR	1,670,922	82,058,979
Takeda Pharmaceutical Co. Ltd. ADR	115,400	2,250,300
Theravance Biopharma, Inc. (a)	35,597	898,824
UCB SA	104,900	10,479,982
Zoetis, Inc. Class A	245,300	34,192,367
Zogenix, Inc. (a)	31,800	926,334
		696,272,731
TOTAL COMMON STOCKS
(Cost $619,008,809)		870,548,468

Convertible Preferred Stocks - 0.3%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio Series C (d)	13,200	70,488
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Castle Creek Pharmaceutical Holdings, Inc. Series C (d)(e)	200	79,812
Harmony Biosciences II, Inc. Series C (d)(e)	1,020,408	2,469,387
		2,549,199
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,156,176)		2,619,687

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.11% (f)	29,309,940	29,315,802
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	23,308,827	23,311,158
TOTAL MONEY MARKET FUNDS
(Cost $52,626,960)		52,626,960
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $673,791,945)		925,795,115
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(22,274,123)
NET ASSETS - 100%		$903,520,992

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,052,160 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,619,687 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$82,370
Generation Bio Series C	1/9/20	$73,806
Harmony Biosciences II, Inc. Series C	8/9/19	$2,000,000
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,394
Fidelity Securities Lending Cash Central Fund	36,295
Total	$47,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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